Liquidity and Going Concern (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Liquidity and Going Concern [Abstract]
Operating loss	$ (9,522)	$ 7,800,000
Cash flows used in operations		(4,499,012)	$ (2,186,331)
Cash and cash equivalents		307,699		0
Working capital deficit		10,700,000		11,122,000,000
Operating loss	$ (9,522)	$ (7,835,939)	$ (4,405,065)	$ (1,600)